Derivatives - Summary of Cash Flows are Expected to Occur (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of future net cash flow [Line Items]
Cash inflows	€ 8,583	€ 8,930
Cash outflows	13,308	13,813
Net cash flows	(4,725)	(4,883)
Later than one year [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	582	282
Cash outflows	475	560
Net cash flows	107	(277)
Later than one year and not later than two years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	425	253
Cash outflows	360	224
Net cash flows	65	28
Later than two years and not later than three years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	380	260
Cash outflows	323	244
Net cash flows	57	16
Later than three years and not later than four years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	323	286
Cash outflows	259	266
Net cash flows	64	19
Later than four years and not later than five years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	286	341
Cash outflows	246	271
Net cash flows	40	70
Later than 5 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	6,587	7,509
Cash outflows	11,644	12,248
Net cash flows	€ (5,057)	€ (4,740)